Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended				4 Months Ended			7 Months Ended			10 Months Ended			12 Months Ended			0 Months Ended	11 Months Ended
	Feb. 11, 2015	Feb. 14, 2014	Sep. 25, 2013	Feb. 06, 2013	Jan. 26, 2015	Jan. 24, 2014	Jan. 21, 2013	Jan. 24, 2012	Apr. 25, 2014	Apr. 22, 2013	Apr. 25, 2012	Jul. 24, 2014	Jul. 22, 2013	Jul. 23, 2012	Oct. 23, 2014	Oct. 25, 2013	Oct. 18, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2014	Dec. 31, 2015
Subsequent Event [Line Items]
Quarterly cash distributions					$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.4425	$ 0.4425	$ 0.44	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425
Aggregate amount of cash distribution					$ 38,097	$ 32,573	$ 29,936	$ 24,829	$ 35,474	$ 29,936	$ 26,923	$ 35,474	$ 29,936	$ 27,563	$ 35,474	$ 32,573	$ 27,563
Common Limited Partner's capital account units sold in public offering	4,000,000	5,500,000	5,000,000	4,500,000
Unit price	$ 13.09	$ 17.3	$ 14.26	$ 14.15
Proceeds from issuance of Common Limited partners units																		104,499	148,022	68,563
Offering costs	320	306	179	195
Proceeds from issuance of General partners units																		2,233	3,167	1,472
Ownership percentage of Navios Holdings	20.10%																	20.00%
Navios GP L.L.C. general partner interest in Navios Partners	2.00%																	2.00%
Gross Proceeds | Navios Holdings
Subsequent Event [Line Items]
Proceeds from issuance of Common Limited partners units	14,967
Limited Common Unitholders
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering																		6,325,000	10,925,000	4,600,000
Limited Common Unitholders | Navios Holdings
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering	1,120,547
Limited Common Unitholders | Overallotment Option
Subsequent Event [Line Items]
Common Limited Partner's capital account units sold in public offering	600,000		750,000	675,000																	825,000
Limited Common Unitholders | Gross Proceeds
Subsequent Event [Line Items]
Proceeds from issuance of Common Limited partners units	52,360	95,150	71,300	63,675
Limited Common Unitholders | Gross Proceeds | Overallotment Option
Subsequent Event [Line Items]
Proceeds from issuance of Common Limited partners units	7,854		10,695	9,551																	14,273
Limited Common Unitholders | Net Proceeds
Subsequent Event [Line Items]
Proceeds from issuance of Common Limited partners units	50,120	91,135	68,200	60,840
Limited Common Unitholders | Net Proceeds | Overallotment Option
Subsequent Event [Line Items]
Proceeds from issuance of Common Limited partners units	7,518		10,230	9,126																	13,670
General Partner
Subsequent Event [Line Items]
General Partner's capital account units sold in public offering	81,633	112,245	102,041	91,837														129,082	222,960	93,878
Proceeds from issuance of General partners units																		2,233	3,167	1,472
General Partner | Navios Holdings
Subsequent Event [Line Items]
General Partner's capital account units sold in public offering	22,868
General Partner | Overallotment Option
Subsequent Event [Line Items]
General Partner's capital account units sold in public offering	12,245		15,306	13,776																	16,837
General Partner | Net Proceeds
Subsequent Event [Line Items]
Proceeds from issuance of General partners units	1,069	1,942	1,455	1,299
General Partner | Net Proceeds | Overallotment Option
Subsequent Event [Line Items]
Proceeds from issuance of General partners units	$ 160		$ 218	$ 195																	291
Container of more than TEU 13,000
Subsequent Event [Line Items]
Daily management fee upon condition																						$8,500 daily rate net per very large Container vessel of more than TEU 13,000 effective from the date of delivery of such vessel to Navios Partners' fleet through December 31, 2015